SHARE CAPITAL - Non-vested Options (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Options
Non-vested at beginning of year | shares	95,383
Granted | shares	568,500
Vested | shares	(54,879)
Forfeited and canceled | shares	(45,504)
Non-vested at end of year | shares	563,500
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 6.84
Granted | $ / shares	1.87
Vested | $ / shares	3.93
Forfeited and canceled | $ / shares	6.84
Non-vested at end of period | $ / shares	$ 1.90